STARBOARD INVESTMENT TRUST
TYPHON TACTICAL MANAGED FUTURES STRATEGY FUND
(the “Fund”)

Supplement dated June 24, 2022
to the Summary Prospectus dated February 25, 2022

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, and should be retained and read in conjunction with, the Summary Prospectus for the Fund.

The third paragraph in the section of the Fund’s Summary Prospectus entitled “Principal Investment Strategies” is replaced in its entirety with the following:

Typhon Capital Management, LLC serves as Sub-Advisor to the Fund and manages the Fund’s managed futures strategy. The Fund executes its managed futures strategy by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest its assets in total return swaps that provide exposure to indexes tied to the Goldman Sachs Commodity Index such as the GSCI Excess Return Index and the GSCI Total Return Index (collectively, the “GSCI”) and a multi-strategy, multi-manager futures portfolio (the “Multi-Manager Portfolio”).  The Sub-Advisor is a Commodity Trading Advisor (“CTA”) and Commodity Pool Operator (“CPO”) registered with the United States Commodity Futures Trading Commission.

For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference

STARBOARD INVESTMENT TRUST
TYPHON TACTICAL MANAGED FUTURES STRATEGY FUND
(the “Fund”)

Supplement dated June 24, 2022
to the Prospectus dated February 25, 2022

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be retained and read in conjunction with, the Prospectus for the Fund.

The third paragraph in the section of the Fund’s Prospectus entitled “Summary – Principal Investment Strategies” is replaced in its entirety with the following:

Typhon Capital Management, LLC serves as Sub-Advisor to the Fund and manages the Fund’s managed futures strategy. The Fund executes its managed futures strategy by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest its assets in total return swaps that provide exposure to indexes tied to the Goldman Sachs Commodity Index such as the GSCI Excess Return Index and the GSCI Total Return Index (collectively, the “GSCI”) and a multi-strategy, multi-manager futures portfolio (the “Multi-Manager Portfolio”).  The Sub-Advisor is a Commodity Trading Advisor (“CTA”) and Commodity Pool Operator (“CPO”) registered with the United States Commodity Futures Trading Commission.

The fourth paragraph in the section of the Fund’s Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND RISKS” is replaced in its entirety with the following:

The Sub-Advisor will use a systematic trading program to manage exposure to the GSCI using a total return swap. This exposure will range from 0% to 100% of the Fund’s net asset value. The main factor determining the GSCI exposure is the program’s determination of whether the value of the GSCI has been increasing over the last 1-5 months (an uptrending environment) or has been the same or decreasing over the last 1-5 months (a downtrending environment) using technical indicators (primarily price momentum indicators). The Sub-Advisor will also allocate to another total return swap to provide notional exposure to the Multi-Manager Portfolio ranging from 0% to 150% of the Fund’s overall net asset value. The Fund may be leveraged as a result. The Sub-Advisor’s systematic trading program will generally increase the GSCI exposure relative to the Multi-Manager Portfolio in environments when the GSCI is in an uptrending environment and lower the relative exposure when the GSCI is in a downtrending environment as measured by the technical indicators noted above.

For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference